[Janus Letterhead]
December 10, 2012
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
The Registrant, an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is transmitting today for filing electronically with the Securities and Exchange Commission under the Securities Act of 1933, as amended (the “Securities Act”), a registration statement (the “Registration Statement”) on Form N-14 of the Registrant relating to the registration of an indefinite number of shares of beneficial interest, $0.01 par value, of Janus Moderate Allocation Fund (the “Fund”), a series of the Registrant. The Registration Statement is also being filed under the Securities Exchange Act of 1934, as amended. No filing fee is due in connection with this filing.
The shares covered by the Registration Statement are to be issued in connection with the proposed transfer of all of the assets and liabilities of Janus World Allocation Fund (the “Acquired Fund”), a series of the Registrant, to the Fund in exchange for shares of beneficial interest of each corresponding class of the Fund, as shown in the table below:

Fund Name	Share Class	Fund Name	Share Class
Janus World Allocation Fund	Class A Shares	Janus Moderate Allocation Fund	Class A Shares
	Class C Shares		Class C Shares
	Class I Shares		Class I Shares
	Class S Shares		Class S Shares
	Class T Shares		Class T Shares
The Fund offers Class D Shares; however, the Acquired Fund does not offer Class D Shares. Therefore no Class D Shares are transferred as part of the reorganization. Following the transfer of shares, shares of the Fund will be distributed to shareholders of the Acquired Fund in liquidation of the Acquired Fund, and the Acquired Fund will be dissolved. As a result of the proposed reorganization, each shareholder of the Acquired Fund will receive shares of the Fund with an aggregate net asset value approximately equal to the aggregate net asset value of his or her shares of the Acquired Fund, in each case calculated as of the close of business on the date of the reorganization.

Pursuant to Rule 17a-8(a)(3) of the Investment Company Act of 1940, as amended, and as permitted under the Acquired Fund’s trust instrument, shareholders of the Acquired Fund are not being requested to approve the reorganization. As a result, shareholders of the Acquired Fund will receive the prospectus/information statement that is filed as a part of this Registration Statement instead of a proxy statement.
The prospectus/information statement included in this Registration Statement has many sections of disclosure that are substantially similar to the Acquiring Fund’s currently effective prospectuses dated October 26, 2012. As such, the Registrant requests selective review of the Registration Statement pursuant to Investment Company Act Release No. IC-13768. Because the net asset value of the Acquired Fund does not exceed ten percent of the Acquiring Fund’s net asset value, pro forma financial statements are not included in the Registration Statement.
The Registrant Statement has delayed effectiveness until such time that the Staff declares the Registration Statement effective pursuant to Section 8(a) of the Securities Act of 1933. As described in Section 8(a), the Registrant respectfully requests that the Staff provide comments within 10 days of this filing and declare this Registration Statement effective within 20 days of this filing or no later than December 31, 2012.
If you have any questions regarding this filing, please call me at (303) 336-4132.
Sincerely,
/s/ Christine A. Scheel
Christine A. Scheel
Legal Counsel
Enclosures (via EDGAR and under separate cover)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Richard C. Noyes, Esq.
Donna Brungardt